Property and Equipment, Net (Tables)	12 Months Ended
Feb. 28, 2025
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

Property and equipment, net, consisted of the followings:

	As of
	February 29, 2024	February 28, 2025
	RMB	RMB	USD
Construction and buildings	—	116,070	15,938
Leasehold improvement	5,501	8,827	1,212
Motor vehicles	2,772	1,634	224
Electronic equipment	3,275	4,334	595
Office equipment & furniture	1,355	6,787	932
Construction in progress	63,859	471	65
Total	76,762	138,123	18,966
Less: accumulated depreciation	10,693	12,895	1,771
Property and equipment, net	66,069	125,228	17,195